Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net loss	$ (1,646)	$ (3,227)	$ (13,650)	$ (32,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	77	362	3,357	3,041
Bad debt expense			486
Share-based compensation - services rendered	175	136	400	2,860
Share-based compensation – employees	407	951	2,673	20,592
Share-based compensation due to employment agreements				1,500
Change in fair value of derivative liabilities	(945)	(321)	(3,160)	(9,316)
Loss from discontinued operations		590	1,848	4,181
Gain on sale of discontinued operations	(2)		(57)	(636)
Cash acquired in acquisition	3
Loss on retirement of assets			5	61
Changes in assets and liabilities:
Accounts receivable	387	573	1,611	(1,060)
Inventory		(437)		(983)
Prepaid expenses and other current assets	664	59	(36)	34
Other assets	1		(26)	6
Accounts payable	(124)	158	(934)	634
Accrued liabilities	30	(167)	291	(1,691)
Net cash used in operating activities of continuing operations	(973)	(1,323)	(7,192)	(13,613)
Net cash used in discontinued operations		(590)	(1,848)	(4,030)
Net cash used in operating activities	(973)	(1,913)	(9,040)	(17,643)
Cash flows from investing activities:
Proceeds from sale of Magnolia Solar	5
Purchases of property and equipment of discontinued operations		(46)	(289)	(277)
Proceeds from sale of discontinued operations			825	2,029
Purchases of short-term investments				(1,001)
Redemption of short-term investments				1,001
Net cash provided by investing activities of continuing operations	5		536	1,752
Net cash used in investing activities of discontinued operations		(46)
Net cash provided by (used in) financing activities	5	(46)	536	1,752
Cash flows from financing activities:
Proceeds from credit facility	460		1,350
Advances from related parties	298
Purchase of treasury shares from employees for tax withholdings		(23)
Proceeds from issuance of common stock and warrants, net of fees			4,221	12,693
Purchase of treasury shares from employees			(53)	(1,618)
Repayments of debt - related parties				(100)
Repayments of debt			(500)
Net cash provided by (used in) financing activities	758	(23)	5,018	10,975
NET DECREASE IN CASH	(210)	(1,982)	(3,486)	(4,916)
Cash - beginning of period	244	3,730	3,730	8,646
Cash - end of period	34	1,748	244	3,730
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest		11	382	60
Cash paid for income taxes			2
SUMMARY OF NONCASH ACTIVITIES:
Inventory reclassified to property and equipment				2,477
Assets acquired via acquisition of Trend Discovery Holdings, Inc.:
Receivables	10
Other assets	1			28
Goodwill	$ 3,223			65
Identifiable intangible assets				$ 1,435